Summary of Remeasurement of Defined Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) – financial	$ 487	$ 2,610
Remeasurement gains (losses) – demographic		(25)
Remeasurement gains (losses) – experience	(151)	(194)
Remeasurement gains (losses) – return on plan assets less interest income	(697)	(1,200)
Changes in asset limitation and minimum funding requirement	210	(384)
Total	(151)	807
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) – financial	9	105
Remeasurement gains (losses) – demographic	18	(6)
Remeasurement gains (losses) – experience	(2)	1
Total	25	100
Other pension plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) – financial	97	770
Remeasurement gains (losses) – demographic		9
Remeasurement gains (losses) – experience	(11)	(37)
Remeasurement gains (losses) – return on plan assets less interest income	(77)	(608)
Changes in asset limitation and minimum funding requirement	12	(49)
Total	$ 21	$ 85